Related Party Transactions (Details) - USD ($)	12 Months Ended
	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017
Salaries and consulting fees	$ 408,500	$ 533,568	$ 235,504
Share-based compensation	$ 118,840